Summary of Outstanding Options Exercise Price (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Per Share		$ 2.00
Outstanding, Share	4,610,000	4,415,000
Outstanding, Life (Years)	8 years 2 months 19 days	9 years 1 month 24 days
Outstanding, Weighted Average Exercise Price	$ 2.01	$ 2.00
Exercisable, Share	1,858,333	880,417
Exercisable, Weighted Average Exercise Price	$ 2.00	$ 2.00
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 2.01
Outstanding, Share	4,610,000
Outstanding, Life (Years)	8 years 2 months 19 days
Outstanding, Weighted Average Exercise Price	$ 2.01
Exercisable, Share	1,858,333
Exercisable, Weighted Average Exercise Price	$ 2.00